Long-Term Incentive Awards (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Estimated Unrecognized Compensation Expense
The Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized is presented in the following table:

	December 31, 2012
	Unrecognized Compensation Expense	Weighted Average Remaining Term
	(in thousands)	(in years)
Stock Option Awards	$121	0.2
Time-based Restricted Stock Awards	4,632	1.2
Objective-based Awards (share settled)	1,921	1.2
Objective-based Awards (cash settled)	1,563	0.9

Weighted-average Assumptions Used in the Valuation of Market-based Performance Awards Requiring Cash Settlement Using a Monte Carlo Simulation
The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

	December 31, 2012		December 31, 2011
	Performance Retention Awards	Restricted Stock Market-Based	Performance Retention Awards
Dividend yield	—	—	—
Expected price volatility	65.0%	65.0%	65.0%
Risk-free interest rate	0.2%	0.1%	0.3%
Stock price	$6.17	$6.17	$4.44
Fair value	$3.24	$6.17	$1.83

Assumptions Used in the Options Granted Under the 2004 Stock Option Plan Using the Trinomial Lattice Pricing Model
The fair value of the stock options granted under the 2004 Plan was estimated on the date of grant using the Trinomial Lattice option pricing model with the following assumptions used:

2010
Dividend yield	—
Expected price volatility	45.8%
Risk-free interest rate	2.7%
Expected life of options (in years)	6.0
Weighted-average fair value of options granted	$1.67

Summary of 2004 Stock Option Plan Activity
The following table summarizes stock option activity under the 2004 Plan as of December 31, 2012 and changes during the year then ended:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2012	3,815,800	$8.13	6.74	$4,546
Granted	—	—
Exercised	(137,579)	1.98
Forfeited	(8,791)	1.65
Expired	(84,189)	8.91
Outstanding at December 31, 2012	3,585,241	8.36	5.78	8,241
Vested or Expected to Vest at December 31, 2012	3,565,041	8.39	5.77	8,175
Exercisable at December 31, 2012	3,193,587	8.93	5.60	7,282

Assumptions Used in the Valuation of Market-based Performance Awards Requiring Share Settlement Using a Monte Carlo simulation
These awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued at the date of grant using a Monte Carlo simulation based on the following assumptions:

February 28, 2012
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.2%
Stock price	$5.28
Fair value	$5.28

Summary of Restricted Stock
The following table summarizes information about objective-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Objective-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	596,858	$5.93
Granted (a)	810,026	5.28
Vested	(198,972)	5.93
Forfeited	(41,521)	5.28
Non-Vested at December 31, 2012	1,166,391	5.50
_____________________________
(a) The number of objective-based restricted stock shown reflects the shares that would be granted if the maximum level of performance is achieved. The number of shares actually issued may range from zero to 810,026.
The following table summarizes information about time-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Time-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	1,375,010	$4.90
Granted	924,733	5.03
Vested	(563,431)	4.79
Forfeited	(97,774)	4.39
Non-Vested at December 31, 2012	1,638,538	5.04